INVESTMENT PROPERTIES (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year	[1]	$ 1,657,409
Gains on valuation		77,350		$ 55,573		$ 149,299
Balance at the end of the period	[1]	1,732,873		1,657,409
Investment property [member]
Disclosure of detailed information about investment property [line items]
Balance at the beginning of the year		1,657,409	[1],[2]	1,581,689
Acquisitions		8,536		92,102
Sales/Write-offs		(10,422)		(71,955)
Gains on valuation	[3]	77,350		55,573
Balance at the end of the period		$ 1,732,873	[1],[2]	$ 1,657,409	[1],[2]	$ 1,581,689

[1]	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).
[2]	Between December 31, 2018 and 2017 there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 29 Fair value of assets and liabilities.
[3]	See note 24.4. Other operating income, net.